Shareholder Fees	May 01, 2026
RMB Fund | RMB Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%
RMB Fund | RMB Fund, Class C
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
RMB Mendon Financial Services Fund | RMB Mendon Financial Services Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%
RMB Mendon Financial Services Fund | RMB Mendon Financial Services Fund, Class C
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%